Investment Objectives and Goals - WCM Select Global Growth Fund	Jan. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION - WCM Select Global Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the WCM Select Global Growth Fund (the “Fund”) is long-term capital appreciation.